OTHER INCOME AND EXPENSES, NET	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
OTHER INCOME AND EXPENSES, NET	OTHER INCOME AND EXPENSES, NET

	For the year ended December 31,
Other Expense	2025	2024	2023
Remeasurement of contingent consideration (note 29.9.1)	(2,259)	—	—
Write-off of convertible notes (note 3.12)	(1,350)	(1,114)	—
Fixed and intangibles assets derecognition and disposals	(336)	(971)	(1,134)
Remeasurement of call/put option over non-controlling interest	—	—	(39)
Other Remeasurements	—	(1,711)	—
Other	(1,092)	(443)	(1,650)
Subtotal	(5,037)	(4,239)	(2,823)

Other Income
Strategic Partnership	1,050	—	—
Other Remeasurements	599	—	254
Sublease Contracts Results	596	41	1,815
Remeasurement of contingent consideration (note 29.9.1) (*)	—	5,736	4,227
Reversal Impairment of cryptocurrencies (note 16)	—	174	822
Insurance recovery	—	—	2,239
Gain from sale of cryptocurrencies	—	1,146	—
Other	1,930	2,766	68
Subtotal	4,175	9,863	9,425
TOTAL	(862)	5,624	6,602
(*) As of December 31, 2024, the Company has recognized a loss of 3,039 for amendments of Chili and Ewave and a gain of 1,025 for amendment of Genexus.